Expense Example - The Biondo Focus Fund - The Biondo Focus Fund Investor Class	Apr. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	934
Expense Example, with Redemption, 10 Years	$ 2,062